Share Incentive Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32
Options Outstanding, Options	8,594,020
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.94
Options Outstanding, Weighted Average Exercise Price	$ 36.81
Options Exercisable, Options	5,415,550
Options Exercisable, Weighted Average Exercise Price	$ 34.64
Options, Vested and expected to vest	8,507,188
Options, Weighted Average Remaining Contractual Life in Years	5.91
Options, Weighted Average Exercise Price	$ 36.68
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 24.93
Options Outstanding, Options	2,101,071
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.79
Options Outstanding, Weighted Average Exercise Price	$ 23.17
Options Exercisable, Options	1,335,909
Options Exercisable, Weighted Average Exercise Price	$ 23.23
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 24.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 31.16
Options Outstanding, Options	755,411
Options Outstanding, Weighted Average Remaining Contractual Life in Years	1.19
Options Outstanding, Weighted Average Exercise Price	$ 28.34
Options Exercisable, Options	755,411
Options Exercisable, Weighted Average Exercise Price	$ 28.34
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 31.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 37.39
Options Outstanding, Options	1,896,070
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.27
Options Outstanding, Weighted Average Exercise Price	$ 32.53
Options Exercisable, Options	1,019,788
Options Exercisable, Weighted Average Exercise Price	$ 32.16
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 37.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 43.62
Options Outstanding, Options	1,617,066
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.14
Options Outstanding, Weighted Average Exercise Price	$ 40.56
Options Exercisable, Options	1,617,066
Options Exercisable, Weighted Average Exercise Price	$ 40.56
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 43.63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 49.86
Options Outstanding, Options	61,397
Options Outstanding, Weighted Average Remaining Contractual Life in Years	8.52
Options Outstanding, Weighted Average Exercise Price	$ 48.40
Options Exercisable, Options	4,202
Options Exercisable, Weighted Average Exercise Price	$ 45.25
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 49.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 56.09
Options Outstanding, Options	2,119,010
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7.93
Options Outstanding, Weighted Average Exercise Price	$ 53.52
Options Exercisable, Options	683,174
Options Exercisable, Weighted Average Exercise Price	$ 53.50
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 56.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32
Options Outstanding, Options	43,995
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9.47
Options Outstanding, Weighted Average Exercise Price	$ 59.23
Options Exercisable, Options	0
Options Exercisable, Weighted Average Exercise Price	$ 0